12. Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

The reconciliation of income tax provision computed at Canadian statutory rates of 25% (2011 – 26.5%; 2010 - 28%; to the reported income tax provision is as follows:

	2012	2011	2010

Income tax benefit	$109,875	$278,340	$272,000
Stock-based compensation	(103,859)	(238,234)	(244,000)

	6,016	40,106	28,000
Change in future income taxes resulting from enacted tax rate reduction	(29,187)	(19,301)	(3,000)
Change in valuation allowance	23,171	(20,805)	(25,000)

Income tax provision	$–	$–	$–

The significant components of future income tax assets are as follows:

	2012	2011

Non-capital losses	$315,734	$291,671
Oil and gas interests	–	116,748

	315,734	408,419

Income tax rate	25%	25%

Income tax asset	78,934	102,105
Valuation allowance	(78,934)	(102,105)

	$–	$–

The valuation allowance reflects the Company’s estimate that the tax assets more likely than not will not be realized.

The Company has accumulated non-capital losses for income tax purposes of $315,734. The losses expire in the following years:

2015	$8,950
2026	35,123
2027	61,618
2028	64,307
2029	55,493
2030	31,583
2031	34,597
2032	24,063
$315,734